Income Tax (Tables)	12 Months Ended
Nov. 30, 2025
Income Tax [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follow:
	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Current tax	886,191	127,968	(1,228,789)	(157,800)
Deferred tax	(355,566)	(804,021)	719,199	92,359
Total income tax expense (benefits)	530,625	(676,053)	(509,590)	(65,441)

Schedule of Statutory Rates to the Group's Effective Tax Rate	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:
	For the years ended November 30,
	2023		2024		2025
	Amounts	%	Amounts	%	Amounts		%
	HK$		HK$		HK$	US$
Current tax – Hong Kong profits tax Provision for the year	4,599,604		(1,101,052)		(18,685,165)	(2,399,533)
Income tax expense at the statutory rate	(758,935)	16.5	181,674	16.5	3,083,052	395,923	16.5
Effect of preferential tax rate	164,853	(3.6)	165,000	15.0	165,000	21,189	0.9
Effect of expenses not deductible for tax	(28,302)	0.6	(1,060)	(0.1)	417,698	53,640	2.2
tax loss benefit						-	-
Effect of Permanent difference*	91,759	(2.0)	330,439	30.0	(3,156,160)	(405,311)	(16.9)
Income tax expense (benefits)	(530,625)	11.5	676,053	61.4	509,590	65,441	2.7

*	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.

Schedule of Deferred Tax Assets

The deferred tax assets which are principally comprised of provision of credit losses. The movement of recognized deferred tax assets were as follows:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Deferred tax assets:
Balance, beginning of the year	355,566	1,159,587	148,913
Addition	804,021	(719,199)	(92,359)
Balance, end of the year	1,159,587	440,388	56,554